Short-term Investment And Investments Under Fair Value	12 Months Ended
Feb. 29, 2024
Investments [Abstract]
Short-term Investment And Investments Under Fair Value

4. SHORT-TERM INVESTMENT AND INVESTMENTS UNDER FAIR VALUE

Short-term investment includes structured deposits and term deposit with original maturities greater than three months but less than one year, or original maturities greater than one year but will maturity within one year.

The investments under fair value pertain to structured products in fund-linked notes, interest rate-linked notes, floating rate notes, etc. The Group elects to adopt the fair value option in accordance with ASC 825 Financial Instruments to record the investments at fair value. The Group measured the investments under fair value on a recurring basis at the end of each reporting period and classified this as level 1 fair value measurements or as level 2 fair value measurements for applicable structured products. Unrealized changes in the fair value of the investments, which are still held by the company as of year ends, are recorded as unrealized holding gain (loss) in investments in the consolidated statements of operations. Unrealized holding loss of RMB2,855 and RMB3,794, and gain of RMB3,910 (US$543) on fair value changes were recorded in the consolidated statements of operations for the years ended February 28, 2022, 2023 and February 29, 2024, respectively. Realized changes in the fair value of the investments, which are matured during the year, are recorded as realized gain (loss) in investments. Realized gain of RMB1,749, RMB 1,867 and RMB3,207 (US$446) on fair value changes were recorded in the consolidated statements of operations for the years ended February 28, 2022, 2023 and February 29, 2024.

Short-term investments as of February 28, 2023 and February 29, 2024 were as follows:

	As of
	February 28, 2023	February 29, 2024
	RMB	RMB	USD
Term deposits	24,332	18,929	2,630
Total	24,332	18,929	2,630

Investments under fair value as of February 28, 2023 and February 29, 2024 were as follows:

	As of
	February 28, 2023	February 29, 2024
	RMB	RMB	USD
Short-term investments under fair value	156,639	82,791	11,502
Total	156,639	82,791	11,502

Long-term investments under fair value-current	135,201	14,122	1,962
Long-term investments under fair value-non-current	13,583	94,817	13,173
Total	148,784	108,939	15,135